Note 3 - Acquisitions - Acquisition Details (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash consideration, net of cash acquired	$ 10,067	$ 5,873	$ 11,427